2. Loans: Past Due Financing Receivables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 12,736,005	$ 12,629,978
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	7,608,389	6,920,234
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	15,251,051	14,434,187
Financing Receivable, Recorded Investment, Past Due	35,595,445	33,984,399
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	11,919,463	11,939,226
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	7,217,788	6,542,571
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	14,282,710	13,438,184
Financing Receivable, Recorded Investment, Past Due	33,419,961	31,919,981
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	441,721	299,094
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	180,756	173,842
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	504,384	547,012
Financing Receivable, Recorded Investment, Past Due	1,126,861	1,019,948
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	374,821	391,658
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	209,845	203,821
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	463,957	448,991
Financing Receivable, Recorded Investment, Past Due	$ 1,048,623	$ 1,044,470